7. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2013
Payables and Accruals [Abstract]
Accounts payable and accrued liabilites

Accounts payable and accrued liabilities, consisted of the following:

	June 30, 2013	December 31, 2012
ACCOUNTS PAYABLE

Trade vendors	$1,368,122	$1,488,622
Professional advisors	2,891,021	3,059,594

Total Accounts Payable	4,259,143	4,548,216

ACCRUED LIABILITIES

Accrued salaries and wages	1,140,109	1,127,089
Judgment interest	608,073	482,404
Other	409,427	409,427

Total Accrued Liabilities	2,157,609	2,018,920

TOTAL	6,416,752	6,567,136